Description of Business - Non-Regulated (Details)	12 Months Ended
Dec. 31, 2022 station MW Bcf
BECOL | Hydroelectric Power Generation
Public Utilities, General Disclosures [Line Items]
Generating facilities | station	3
Generating capacity (MW) | MW	51
Long-term contract for electric power, term	50 years
Aitken Creek
Public Utilities, General Disclosures [Line Items]
Controlling ownership interest (percent)	93.80%
Generating capacity (billions of cubic feet) | Bcf	77